Acquisitions (Details Narrative)											1 Months Ended						2 Months Ended	6 Months Ended
	Dec. 09, 2015 USD ($) shares	Nov. 13, 2015 USD ($)	Apr. 15, 2015 $ / shares shares	Jan. 09, 2015	Jan. 06, 2015 USD ($)	Nov. 15, 2014 shares	Oct. 01, 2014 USD ($) shares	Jul. 07, 2014 USD ($) $ / shares shares	Jul. 02, 2014 shares	Feb. 01, 2013 shares	Nov. 20, 2015 USD ($)	Nov. 17, 2015 $ / shares	Apr. 15, 2015 USD ($) $ / shares	Feb. 15, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jan. 26, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jun. 30, 2015 shares	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares	Sep. 20, 2013 $ / shares
Business Acquisition [Line Items]
Number of shares issued in business acquisition										109,671
Common stock, par value (in dollars per share) | $ / shares																			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liability for contingent consideration | $																				$ 310,937
Proceeds from convertible debt | $																$ 78,750
Interest rate on debt																8.00%
Conversion price (in dollars per share) | $ / shares																			$ 15.00
Warrants term				5 years
Robson Dowry [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition						25,000
Rocket Hub [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition			357,143
Common stock, par value (in dollars per share) | $ / shares			$ 0.001										$ 0.001
Conversion price (in dollars per share) | $ / shares			$ 1.1751										$ 1.1751
Group Card [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition								46,875										18,229
Loan to acquiree, face amount | $								$ 400,000
Number of members added during a semi-annual period								20,000
Business acquisition equity interests issued or issuable par value (in dollars per share) | $ / shares								$ 0.80
Liability for contingent consideration | $								$ 875,000												875,000
Group Card [Member] | Maximum [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition value | $								$ 25
ELEQT Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition							516,667
Issuance of earn-out shares							60,556
Liability for contingent consideration | $							$ 379,683													$ 380,000
Member Digital Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition									20,833
Ht Skills Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition									221,985
Subsequent Event [Member]
Business Acquisition [Line Items]
Proceeds from convertible debt | $	$ 500,000	$ 110,000			$ 125,000						$ 57,500		$ 50,000	$ 75,000	$ 78,750		$ 150,000
Interest rate on debt	12.00%	10.00%									8.00%				8.00%		10.00%
Maturity date	Aug. 09, 2016										Nov. 20, 2016
Warrants issued	30,000
Warrants term	5 years											3 years					5 years
Subsequent Event [Member] | Robson Dowry [Member]
Business Acquisition [Line Items]
Warrants exercisable price per share | $ / shares												$ 2.00